Note 25 - Current allowances and provisions - Liabilities (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in other provisions [abstract]
At the beginning of the year		$ 119,344	$ 35,959
Translation differences		12,495	(20,279)
Decrease due to deconsolidation of subsidiaries		(79)
Changes due to business combinations	[1]		722
Additional provisions		56,814	127,494
Reclassifications		2,549	9,839
Used		(17,971)	(34,391)
At the end of the year		173,152	119,344
Sales risks [member]
Reconciliation of changes in other provisions [abstract]
At the beginning of the year		16,371	19,940
Translation differences		694	(1,301)
Changes due to business combinations	[1]
Additional provisions		42,710	21,296
Reclassifications
Used		(15,484)	(23,564)
At the end of the year		44,291	16,371
Other claims and contingencies [member]
Reconciliation of changes in other provisions [abstract]
At the beginning of the year	[2]	102,973	16,019
Translation differences	[2]	11,801	(18,978)
Decrease due to deconsolidation of subsidiaries		(79)
Changes due to business combinations	[1]		722
Additional provisions	[2]	14,104	106,198
Reclassifications	[2]	2,549	9,839
Used	[2]	(2,487)	(10,827)
At the end of the year	[2]	$ 128,861	$ 102,973

[1]	For the year 2024, related to Mattr’s pipe coating business unit acquisition.
[2]	Other claims and contingencies mainly include lawsuits and other legal proceedings, including employee, tax and environmental-related claims.